Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Product sales	$ 17,491	$ 24,394	$ 22,282
Less: royalties	(598)	(1,523)	(1,255)
Revenue	16,893	22,871	21,027
Expenses
Production	6,280	6,277	6,464
Transportation, blending and feedstock	4,498	4,699	4,189
Depletion, depreciation and amortization	6,046	5,546	5,161
Administration	391	344	325
Share-based compensation	(82)	223	(146)
Asset retirement obligation accretion	205	190	186
Interest and other financing expense	756	836	739
Risk management activities	(7)	77	(134)
Foreign exchange (gain) loss	(275)	(570)	827
Gain on acquisition, disposition and revaluation	(217)	0	(452)
Loss from investments	171	293	346
Total expenses	17,766	17,915	17,505
Earnings (loss) before taxes	(873)	4,956	3,522
Current income tax (recovery) expense	(257)	434	374
Deferred income tax (recovery) expense	(181)	(894)	557
Net earnings (loss)	$ (435)	$ 5,416	$ 2,591
Net earnings (loss) per common share
Basic earnings per share (in CAD per share)	$ (0.37)	$ 4.55	$ 2.13
Diluted earnings per share (in CAD per share)	$ (0.37)	$ 4.54	$ 2.12